Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Shareholders' Equity
	Number of shares					in USD ‘000
	Common shares	Preferred A shares	Preferred B shares	Non- voting shares	Total shares	Share capital	Share premium	Total
January 1, 2017	2,215,434	8,031,777	11,079,549	611,637	21,938,397	1,740	71,966	73,706
Conversion of preferred and non-voting shares	19,722,963	(8,031,777)	(11,079,549)	(611,637)	—	—	—	—
Issuance of shares - IPO	6,450,000	—	—	—	6,450,000	496	96,254	96,750
Issuance of shares - PIPE	7,500,000	—	—	—	7,500,000	592	59,408	60,000
Issuance of shares - Incentive Plan	454,548	—	—	—	454,548	36	3,671	3,707
Share issuance costs	—	—	—	—	—	—	(11,964)	(11,964)
December 31, 2017	36,342,945	—	—	—	36,342,945	2,864	219,335	222,199

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2018	36,342,945	2,864	219,335	222,199
Issuance of shares - Incentive Plan	347,509	27	2,947	2,974
Issuance of shares - June 2018 offering	5,056,721	392	77,431	77,823
Issuance of shares - ATM program	1,600,851	130	19,881	20,011
Share issuance costs	—	—	(6,160)	(6,160)
Exercise of stock-options	95,885	7	1,131	1,138
December 31, 2018	43,443,911	3,420	314,565	317,985

Summary of Authorized Share Capital	The authorized share capital that is not outstanding as at December 31, 2018 and December 31, 2017 is as follows:
	As at December 31,
Number of shares	2018	2017
Authorized share capital	15,565,620	6